Stock-based payment plans - Warrants (BSA) (Details)		3 Months Ended		12 Months Ended
	Jun. 18, 2016	Sep. 30, 2017 EquityInstruments $ / EquityInstruments	Jun. 30, 2017 EquityInstruments $ / EquityInstruments	Dec. 31, 2017 EquityInstruments shares	Dec. 31, 2016 EquityInstruments $ / EquityInstruments shares	Mar. 31, 2017 EquityInstruments $ / EquityInstruments	Dec. 31, 2015 EquityInstruments	Dec. 31, 2014 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate	0.125
Warrants
Number of employee warrants exercisable				17,632
Vesting period		1 year		4 years
8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate				0.125
1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate				1
Warrants (BSA) [member]
Warrants
Minimum percentage of subscribed price over the exercise price				5.00%
Warrants (BSA) [member] | 8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate					0.125
Warrants
Number of warrants granted					300,000
Number of potential shares | shares					37,500
Number of employee warrants exercisable				200,000
Number of ordinary shares for exercisable employee warrants | shares				25,000
Exercise price per employee warrant | $ / EquityInstruments					1.56
Number of employee warrants outstanding				300,000	300,000		330,000	330,000
Grant date fair value per employee warrant | $ / EquityInstruments					0.65
Vesting period					3 years
Warrants (BSA) [member] | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate				1
Warrants
Number of warrants granted		4,790	22,320		17,632	5,058
Number of employee warrants exercisable		1,197	11,160			5,058
Exercise price per employee warrant | $ / EquityInstruments		38.37	30.87		26.04	22.99
Number of employee warrants outstanding				50,000	18,000
Grant date fair value per employee warrant | $ / EquityInstruments		13.47	11.46		9.72	9.43
Vesting period			1 year		1 year